Other losses, net	12 Months Ended
Dec. 31, 2024
Other losses, net
Other losses, net
22	Other losses, net

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Net exchange loss	(53)	(3,130)	(3,183)	1,077	(2,299)	(1,222)	(481)
Forfeiture of advances from customers	1,552	—	1,552	1,933	—	1,933	—
Government subsidy income	2,793	1,665	4,458	1,094	183	1,277	67
Fair value gains/(losses) on short-term investments	54	(2,422)	(2,368)	119	447	566	(400)
Fair value gain on long-term investment	—	—	—	—	179	179	308
Impairment on long-term investments	(4,116)	(6,689)	(10,805)	—	(1,034)	(1,034)	(3,487)
Fair value change in contingent consideration payable	—	(8,396)	(8,396)	—	—	—	—
ADR reimbursement from depositary bank	—	(169)	(169)	—	—	—	—
Gain on disposal of discontinued operations (Note (i))	—	—	—	—	—	—	1,728
Others (Note (ii))	(978)	724	(254)	118	225	343	(4,945)
Total	(748)	(18,417)	(19,165)	4,341	(2,299)	2,042	(7,210)

Note:

(i)	As disclosed in Note 5 to the consolidated financial statements, the Company disposed certain business segments during the year ended December 31, 2024. Out of the total gain on disposal of US$4,313, US$1,728 was recognized in the continuing operations; while the remaining US$2,585 was recognized in the discontinued operations.
(ii)	During the year ended December 31, 2024, US$3.9 million balance due from one of the disposed entities was written off as management assessed the recoverability to be low.